Consolidated Statements of Change in Stockholders' Equity - USD ($)	Series A Preferred Stocks [Member]	Convertible Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Preferred Stock To Be Issued [Member]	Common Stock To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2023	$ 167	$ 227	$ 1,626	$ 72,436,958	$ 500,000	$ 180,000	$ (69,483,666)	$ 3,635,312
Beginning balance, shares at Dec. 31, 2023	1,666,667	2,273,499	16,257,565
Series C Preferred Stock issued for preferred stock to be issued		$ 18		499,982	(500,000)
Series C Preferred Stock issued for preferred stock to be issued, shares		183,332
Series C Preferred Stock issued for cash		$ 43		1,844,957				1,845,000
Series C Preferred Stock issued for cash, shares		421,805
Series C Preferred Stock issued for services		$ 12		1,195,988				1,196,000
Series C Preferred Stock issued for services, shares		123,333
Common stock issued for stock to be issued - management			$ 8	179,992		(180,000)
Common stock issued for stock to be issued - management, shares			83,334
Common stock issued for conversion and settlement of debt			$ 26	1,112,329				1,112,355
Common stock issued for conversion and settlement of debt, shares			257,699
Cancellation of common stock - related party			$ (1,084)	1,084
Cancellation of comment stock - related party, shares			(10,833,334)
Series C Preferred Stock issued for compensation			$ 21	1,074,729				1,074,750
Series C Preferred Stock issued for compensation, shares			208,333
Common stock issued for Service			$ 17	787,232				787,249
Common stock issued for Service, shares			166,667
Reclassification of derivative liability to equity								0
Common stock warrants issued				546,863				546,863
Net loss							(6,881,722)	(6,881,722)
Ending balance at Dec. 31, 2024	$ 167	$ 300	$ 614	79,680,114	0	0	(76,365,388)	3,315,807
Ending balance, shares at Dec. 31, 2024	1,666,667	3,001,969	6,140,264
Series C Preferred Stock issued for preferred stock to be issued
Series C Preferred Stock issued for cash		$ 64		8,332,487				8,332,551
Series C Preferred Stock issued for cash, shares		642,411
Series C Preferred Stock issued for services		$ 24		4,959,018				4,959,042
Series C Preferred Stock issued for services, shares		241,507
Series C Preferred Stock issued for compensation		$ 9		1,638,628				1,638,637
Series C Preferred Stock issued for compensation, shares		86,250
Common stock issued for conversion of Series C Preferred Stock		$ (316)	$ 1,054	(738)
Common stock issued for conversion of Series C Preferred Stock, shares		(3,164,469)	10,548,252
Common stock issued for conversion of debt			$ 163	11,450,292				11,450,455
Common stock issued for conversion of debt, shares			1,630,354
Common stock issued for Service			$ 4	234,636				234,640
Common stock issued for Service, shares			37,667
Common stock issued for cashless exercise of warrants			$ 17	(17)
Common stock issued for cashless exercise of warrants, shares			165,419
Management stock compensation				6,140,522				6,140,522
Reverse stock split
Reverse stock split, shares			359
Reclassification of derivative liability to equity				1,604,000				1,604,000
Common stock warrants issued				8,649,503				8,649,503
Net loss							(36,837,643)	(36,837,643)
Stock payable for acquisition of intangible assets				1,775,400				1,775,400
Ending balance at Dec. 31, 2025	$ 167	$ 81	$ 1,852	$ 124,463,845	$ 0	$ 0	$ (113,203,031)	$ 11,262,914
Ending balance, shares at Dec. 31, 2025	1,666,667	807,668	18,522,315